FINANCIAL EXPENSES, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL EXPENSES, net
Fair value gain on derivative financial instruments	$ 13,422
Gains on financial assets at fair value through profit or loss			$ 94
Interest from bank deposits	140	$ 51	176
Financial income	13,562	51	270
Interest for lease liabilities	430	395	405
Issuance cost with respect of warrants	958
Loss from changes in exchange rates	40	28	9
Interest and royalties expenses related to borrowing and payable in respect of intangible assets purchase	40,903	16,172	12,045
Other	56	65	300
Financial expenses	42,387	16,660	12,759
Financial expenses (income), net	$ 28,825	$ 16,609	$ 12,489